Other Operating Income (Expense)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other Operating Income (Expense)
10. Other Operating Income (Expense)

(CAD$ in millions)	2023	2022
Settlement pricing adjustments (Note 31(b))	$39	$(371)
Share-based compensation	(107)	(236)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	(168)	(128)
Care and maintenance costs	(62)	(59)
Social responsibility and donations	(66)	(65)
Gain (loss) on disposal or contribution of assets	244	(4)
Commodity derivatives	(12)	35
Take-or-pay contract costs	(75)	(86)
Elkview business interruption claim (Note 28)	221	—
Other	(220)	(188)
	$(206)	$(1,102)